Segment reporting - Segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 24,826	€ 21,567	€ 24,602
Cost of sales	(16,876)	(14,812)	(17,426)
Gross profit	€ 7,950	€ 6,755	7,176
Gross profit margin (as a percent)	32.00%	31.30%
Operating Expenses	€ (19,146)	€ (18,723)
Other operating expenses	(618)	(2,799)	(945)
Other operating income	2,970	1,603	2,143
Operating loss	(8,844)	(13,164)	(12,908)
Finance costs	(2,601)	(2,589)	(1,349)
Finance income	924	184	318
Financial result	(1,677)	(2,405)	(1,031)
Loss before income taxes	(10,521)	(15,569)	(13,939)
Income tax income (expense)	(65)	88	(39)
Net loss	(10,586)	(15,481)	(13,978)
Systems
Segment reporting
Revenues	15,728	12,556	13,454
Cost of sales	(10,477)	(8,115)
Gross profit	€ 5,251	€ 4,441	€ 4,284
Gross profit margin (as a percent)	33.40%	35.40%	31.80%
Sale of used printers	€ 2,601	€ 2,328	€ 2,007
Services
Segment reporting
Revenues	9,098	9,011	11,148
Cost of sales	(6,399)	(6,697)
Gross profit	€ 2,699	€ 2,314	€ 2,892
Gross profit margin (as a percent)	29.70%	25.70%	25.90%
Operating segments
Segment reporting
Revenues	€ 24,826	€ 21,567
Operating segments | Systems
Segment reporting
Revenues	17,700	13,159
Operating segments | Services
Segment reporting
Revenues	9,098	9,011
Intra-segment | Systems
Segment reporting
Revenues	(1,972)	(603)
Intra-segment | Consolidation
Segment reporting
Revenues	€ (1,972)	€ (603)